Cover Page	May 15, 2020	Apr. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Registrant Name	LEGGETT & PLATT, INC
Entity Incorporation, State or Country Code	MO
Entity File Number	001-07845
Entity Tax Identification Number	44-0324630
Entity Address, Address Line One	No. 1 Leggett Road,
Entity Address, City or Town	Carthage,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64836
City Area Code	417
Local Phone Number	358-8131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	LEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key	0000058492